SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

10.     SHARE-BASED COMPENSATION

Share incentive plan

In September 2015, the Company adopted the 2015 Share Incentive Plan (the “2015 Plan”), and in July 2017, the Company adopted the 2017 Share Incentive Plan (the “2017 Plan”), which permits the grant of three types of awards: options, restricted shares and restricted share units. Persons eligible to participate in the 2015 Plan and the 2017 Plan includes employees (including part-time employees) and directors of the company or any of affiliates, which include the Company’s parent company, subsidiaries and any entities in which the parent company or a subsidiary of the Company holds a substantial ownership interest. According to resolutions of the board of directors and the shareholders of the Company in July 2017, the 2015 Plan was amended. Under the amended 2015 plan, the maximum ordinary shares available for issuance were decreased to 3,939,100. Under the 2017 Plan, the maximum of 6,060,900 ordinary shares were reserved for issuance.

The Company approved three grants of restricted share units to directors and employees of the Group and CreditEase and its consolidated subsidiaries and VIEs. On July 1, 2016, 4,034,100 restricted share units was granted under 2015 Plan. On July 1, 2017 and 2018, 3,744,782 and 2,488,540 restricted share units was granted under 2017 Plan. Approximately 59.9%,  34.1% and 31.9% of the share awards were immediately vested and the rest is expected to be vested in various days up to four and five years, respectively. The grant date fair value of the awards was US$7.25,  US$12.50 and US$10.61 per ordinary share, which was determined based on the closing price of the Company’s ADSs on NYSE on July 1, 2016, 2017 and 2018, respectively.

Out of all the restricted shares granted, 524,000 restricted share units were granted to directors and employees of the Group under 2015 Plan, 2,251,202 and 1,071,040 restricted share units under 2017 Plan. The awards granted to the employees of the Group are recognized as share-based compensation expense and measured based on the fair value as of the grant date. The Company recognized compensation expenses in general and administrative expense of RMB17,223,  RMB81,979 and RMB85,188 for the years ended December 31, 2016, 2017 and 2018.

The remaining 3,510,100 restricted shares were granted to employees of CreditEase and its consolidated subsidiaries and VIEs under 2015 Plan, 1,493,580 and 1,417,500 restricted share units under 2017 Plan. The awards granted to employees of CreditEase and its subsidiaries were deemed dividend from the Company to Parent as the employees of CreditEase do not provide service directly related to the Company. The awards are measured based on the fair value as of the grant date. The amount recognized as deemed dividend were RMB124,210,  RMB108,604 and RMB84,927 for the years ended December 31, 2016,2017 and 2018 respectively.

Restricted Share Units

The following table sets forth a summary of restricted share units activities:

		Weighted-Average
		Grant-Date
	Number of Restricted Shares	Fair Value
		US$
Outstanding at December 31, 2017	3,227,428	11.02
Granted	2,488,540	10.61
Vested	(1,789,418)	10.61
Forfeited	(240,880)	11.53
Outstanding at December 31, 2018	3,685,670	10.91

As of December 31, 2018, unrecognized compensation cost related to unvested awards granted to employees of the Group, adjusted for estimated forfeitures, was RMB101,193. This cost is expected to be recognized over 3.2 years on an accelerated basis.

As of December 31, 2018, unrecognized deemed dividend related to unvested awards granted to employees of CreditEase and its consolidated subsidiaries and VIEs, adjusted for estimated forfeitures, was RMB54,477. Such deemed dividend will be recorded over 3.1 years on an accelerated basis.